BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET
7. Goodwill and Internal Use Software and Other Intangible Assets, Net
In January 2023, the Company completed an acquisition of Goodholm Finance Ltd. (“Goodholm”), a regulated U.K. based mortgage lender and servicer, providing outsourced administration of mortgages, loans and collection portfolios. The Company paid a total cash consideration of $2.9 million for the acquisition. In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$283
Property and equipment	20
Indefinite lived intangibles - Licenses	1,186
Goodwill	1,741
Other assets (1)	65
Accounts payable and accrued expenses (1)	(161)
Other liabilities (1)	(193)
Net assets acquired	$2,941
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(1)Carrying value approximates fair value given their short-term maturity periods
Intangible assets acquired consist of regulatory licenses. The acquisition was not material to the Company's condensed consolidated financial statements. Accordingly, pro forma results of this acquisition have not been presented.
In April 2023, the Company completed the acquisition of a U.K.-based banking entity after obtaining regulatory approval from the financial control authorities in the U.K. The Company acquired Birmingham Bank Ltd. (“Birmingham”), a regulated bank, offering a range of financial products and services to consumers and small businesses. The acquisition will allow the Company to grow and expand operations in the U.K. by enabling the Company to improve the mortgage process for U.K. mortgage borrowers. The Company acquired 100% of the equity of Birmingham for a total consideration of $19.3 million, which consists of $15.9 million in cash and $3.4 million in deferred consideration in the form of an earn out which is included within other liabilities on the condensed consolidated balance sheet at the acquisition date.
In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$2,907
Accounts receivable (1)	60
Short-term investments	8,729
Other assets	7,530
Property and equipment	83
Finite lived intangibles	854
Indefinite lived intangibles - Licenses	31
Goodwill	12,300
Accounts payable and accrued expenses (1)	(248)
Customer deposits	(12,374)
Other liabilities (1)	(586)
Net assets acquired	$19,286
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(1)Carrying value approximates fair value given their short-term maturity periods
Intangible assets acquired consist of trade name, core deposits intangibles, and regulatory licenses. The acquisition was not material to the Company's condensed consolidated financial statements. Accordingly, pro forma results of this acquisition have not been presented.
Changes in the carrying amount of goodwill, net consisted of the following:

Nine Months Ended September 30,
(Amounts in thousands)	2023
Balance at beginning of period	$18,525
Goodwill acquired—Goodholm & Birmingham	14,041
Effect of foreign currency exchange rate changes	(74)
Balance at end of period	$32,492
No impairment of goodwill was recognized for the three and nine months ended September 30, 2023 and 2022.
Internal use software and other intangible assets, net consisted of the following:

	As of September 30, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,092	$(94,835)	$41,257
Intellectual property and other	6.2	4,322	(1,402)	2,920
Total Intangible assets with finite lives, net		140,413	(96,237)	44,176
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,410	—	2,410
Total Internal use software and other intangible assets, net		$144,643	$(96,237)	$48,406

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,415
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,183	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996
The Company capitalized $5.0 million and $3.0 million in internal use software and website development costs during the three months ended September 30, 2023 and 2022, respectively. Included in capitalized internal use software and website development costs are $2.5 million and $0.8 million of stock-based compensation costs for the three months ended September 30, 2023 and 2022, respectively. Amortization expense totaled $9.3 million and $9.0 million during the three months ended September 30, 2023 and 2022, respectively. For the three months ended September 30, 2023 and 2022, no impairment was recognized relating to intangible assets. The Company capitalized $12.4 million and $22.8 million in internal use software and website development costs during the nine months ended September 30, 2023 and 2022, respectively. Included in capitalized internal use software and website development costs are $3.9 million and $3.0 million of stock-based compensation costs for the nine months ended September 30, 2023 and 2022, respectively. Amortization expense totaled $28.1 million and $26.1 million during the nine months ended September 30, 2023 and 2022, respectively. For the nine months ended September 30, 2023 and 2022, no impairment was recognized relating to intangible assets.
8. GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET
In September 2021, the Company completed acquisitions of two U.K. based companies. The Company acquired Trussle Lab Ltd (“Trussle”), a digital mortgage broker that uses a technology platform to make the mortgage process easier, more transparent, and cheaper for the end consumer, and LHE Holdings Limited (“LHE”), a residential property trading platform that enables investors to buy and sell fractional shares of individual properties. The companies were acquired mainly for expansion efforts in international markets.
The Company paid a total cash consideration of $1.4 million for the acquisition of Trussle. In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$781
Finite lived intangibles - Intellectual property and other	3,943
Indefinite lived intangibles - Licenses and other	277
Goodwill	3,317
Other assets (1)	2,088
Accounts payable and accrued expenses (1)	(5,512)
Other liabilities (1)	(3,510)
Total recognized assets and liabilities	$1,384
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(1)Carrying value approximates fair value given their short-term maturity periods
For the acquisition of LHE, the Company paid a total consideration of $10.1 million. Of the total consideration, $6.2 million was paid in cash at closing. As of December 31, 2021, $3.9 million of the deferred acquisition consideration was included within accounts payable and accrued expenses on the consolidated balance sheets. The amount of deferred acquisition consideration was subsequently paid in March 2022. In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$1,739
Finite lived intangibles - Intellectual property and other	2,601
Indefinite lived intangibles - Licenses and other	1,038
Goodwill	4,420
Other assets (1)	1,478
Accounts payable and accrued expenses (1)	(1,172)
Total recognized assets and liabilities	$10,104
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(1)Carrying value approximates fair value given their short-term maturity periods
Intangible assets acquired from both companies include trade names, intellectual property, licenses, and in-process research and development (“IPR&D”). The goodwill is non-tax deductible and primarily attributable to expected synergies from the integration of the operations of the acquisitions and the Company.
The acquisitions were not material to the Company's consolidated financial statements, either individually or in the aggregate. Accordingly, pro forma results of these acquisitions have not been presented.
In June 2022, the Company entered into a Share Purchase Agreement to acquire a banking entity for a total consideration of approximately $15.2 million. The banking entity is a U.K. based entity offering a wide range of financial products and services to consumers and small businesses. The acquisition will allow the Company to grow and expand operations in the U.K. by enabling the Company to improve the mortgage process for U.K. mortgage borrowers. The acquisition had not closed as of December 31, 2022 as it is subject to the approval of the Prudential Regulation Authority in the U.K. During the fourth quarter of 2022, the Company made a $2.4 million equity investment into the banking entity as an advance of the total consideration to provide liquidity until regulatory approval is obtained. On December 31, 2022, the Company impaired the equity investment in the amount of $0.3 million which is included in restructuring and impairment expenses on the consolidated statements of operations and comprehensive loss. The acquisition is not expected to be material to the Company's operations as a whole. See Note 22 for further information relating to subsequent regulatory approval.
Changes in the carrying amount of goodwill, net consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$19,811	$10,995
Goodwill acquired (Trussle and LHE)	—	7,737
Measurement period adjustment	(375)	1,269
Effect of foreign currency exchange rate changes	(911)	(190)
Balance at end of year	$18,525	$19,811
No impairment of goodwill was recognized for the years ended December 31, 2022 and 2021.
Internal use software and other intangible assets, net consisted of the following:

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,416
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,184	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996

	As of December 31, 2021
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$96,155	$(32,832)	$63,323
Intellectual property and other	7.5	6,384	(320)	6,064
Total Intangible assets with finite lives, net		102,539	(33,152)	69,387
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,282	—	1,282
Total Internal use software and other intangible assets, net		$105,641	$(33,152)	$72,489
The Company capitalized $27.6 million and $61.9 million in internal use software and website development costs during the years ended December 31, 2022 and 2021, respectively. Included in capitalized internal use software and website development costs are $4.1 million and $9.0 million of stock-based compensation costs for the years ended December 31, 2022 and 2021, respectively. Amortization expense totaled $35.4 million and $19.6 million during the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, $2.0 million and none impairment was recognized relating to intangible assets (see Note 4).
Amortization expense related to intangible assets as of December 31, 2022 is expected to be as follows:

(Amounts in thousands)	Total
2023	$34,554
2024	20,338
2025	3,296
2026	574
2027 and thereafter	264
Total	$59,026